Property, Machinery and Equipment, Net and Assets For The Right-Of-Use, Net - Disclosure of Net Change in Property, Machinery and Equipment (Parenthetical) (Detail) T in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) T	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Reclassifications	$ (88)	$ (402)	$ 6
Mexico [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual production capacity | T	1.1
Sale of fixed assets			6
United States [member]
Disclosure of detailed information about property, plant and equipment [line items]
Sale of fixed assets	$ 18		19
Reclassifications		134
Spain [member]
Disclosure of detailed information about property, plant and equipment [line items]
Sale of fixed assets			8
Reclassifications		86	$ 30
France [member]
Disclosure of detailed information about property, plant and equipment [line items]
Sale of fixed assets		12
United Kingdom [member]
Disclosure of detailed information about property, plant and equipment [line items]
Sale of fixed assets	28	6
Reclassifications		182
Germany [member]
Disclosure of detailed information about property, plant and equipment [line items]
Sale of fixed assets		32
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value of adjustment in investment property	23
Reclassifications		$ (13)
Construction in progress [member] | Colombia [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value of adjustment in investment property	$ 270